INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 8 — INCOME TAXES

We utilize ASC 740 “Income Taxes”, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes are insignificant.

Net operating losses for tax purposes of approximately $11,392,000 at December 31, 2011 are available or carryover. The net operating losses will expire from 2013 through 2031. We have provided a 100% valuation allowance for the deferred tax benefits resulting from the net operating loss carryover and our tax credits due to our limited operating history. In addressing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. The valuation allowance increased by $1,248,000 and $1,064,000 during the years ended December 31, 2011 and 2010, respectively. A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the years ended December 31, 2011 and 2010 follows.

Significant components of deferred tax assets and liabilities are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carryover	3,873,000	$2,738,000
Tax credits	328,000	215,000
Valuation allowance	(4,201,000)	(2,953,000)
Net deferred tax assets	$—	$—
Statutory federal income tax rate	-34%	-34%
State income taxes, net of federal taxes	-0%	-0%
Non-deductible items	8%	10%
Tax credits	2%	2%
Valuation allowance	24%	22%
Effective income tax rate	0%	0%